Class K [Member] Expense Example - Class K - BlackRock Pennsylvania Municipal Bond Fund - Class K	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 811